Note 12 - Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
12.	Supplemental Balance Sheet Information

Other current liabilities consist of the following:

	December 31,
	2018	2019
Compensation related	237	226
Professional services	237	-
Other taxes related	778	798
Other	112	65

Total	1,364	1,089